SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Receivable (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019
Trade and other payable
Other receivables	$ 3,731,810	$ 1,981,829
Parent company
Trade and other payable
Trade receivables	439,140	440,268
Shareholders and other other related parties
Trade and other payable
Trade receivables	250,438	467,743
Other receivables	2,516	10,971
Allowance for impairment	(30,236)	(75,596)
Joint ventures
Trade and other payable
Trade receivables	1,260,427	2,369
Other receivables	485,156	250,783
Amounts receivable from related parties	$ 2,407,441	$ 1,096,538